Financial expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial expenses

	2023	2022	2021

Financial expenses	(2,765,961)	(2,762,963)	(1,745,213)
Interest and inflation adjustment on loans and financing	(215,357)	(71,979)	(197,634)
Interest on taxes and rates	(252,527)	(187,778)	(61,745)
Swap interest	(578,900)	(644,280)	(352,029)
Interest on lease	(1,062,251)	(1,333,007)	(845,033)
Inflation adjustment(i)	(346,719)	(206,018)	(148,749)
Discounts granted	(56,356)	(48,774)	(52,509)
Other expenses (ii)	(253,851)	(271,127)	(87,514)

(i)	A major portion related to: (a) inflation adjustment of lawsuits, in the amount of R$ 318,568 - see Note 24 (R$ 146,645 on December 31, 2022 and R$ 111,949 as of December 31, 2021); and

(ii)	A major portion related to: (a) interest on concessions in the amount of R$ 111,986 (R$ 87,673 at December 31, 2022 and R$ 12,226 on December 31, 2021); and (b) financial expenses related to guarantee insurance, surety and charges in the amount of R$ 103,448 (R$ 103,442 on December 31, 2022 and R$ 67,594 in 2021).